Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

As of September 30, 2019 and 2018, advances and accrued salary of $0 and $52,671, respectively, were due to Nadav Elituv, the Company's Chief Executive Officer. The balance is non-interest bearing, unsecured and have no specified terms of repayment. On September 30, 2019, the Company issued promissory notes to settle advances and accrued salary of $172,874 (See Note 5).

Employment Agreements

On July 1, 2017, the Company executed an employment agreement for the period from July 1, 2017 to June 30, 2018 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 20 shares of Common Stock of the Company with a fair value of $926,000 ($46,300 per share).

On September 10, 2018, the Company executed an employment agreement for the period from July 1, 2018 to June 30, 2019 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 50,000 shares of Common Stock of the Company and an annual salary of $151,200 payable monthly on the first day of each month from available funds.

On September 10, 2019, the Company executed an employment agreement for the period from July 1, 2019 to June 30, 2020 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 50,000 shares of Common Stock of the Company and an annual salary of $151,200 payable monthly on the first day of each month from available funds.

Stock-based compensation – salaries expense related to these employment agreements for the nine months ended September 30, 2019 and 2018 is $1,474,026 and $1,126,638, respectively. Stock-based compensation – salaries expense was recognized ratably over the requisite service period.

NOTE 5 – DUE TO RELATED PARTY

As of December 31, 2018 and 2017, advances of $52,671 and $41,734, respectively, were due to Nadav Elituv, the Company's Chief Executive Officer. The balance is non-interest bearing, unsecured and have no specified terms of repayment.

Employment Agreements

On July 1, 2016, the Company executed an employment agreement for the period from July 1, 2016 to June 30, 2017 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 15 shares of Common Stock of the Company with a fair value of $1,500 ($100.00 per share) and an annual salary of $360,000 payable monthly on the first day of each month from available funds.

On July 1, 2017, the Company executed an employment agreement for the period from July 1, 2017 to June 30, 2018 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 20,000 shares of Common Stock of the Company with a fair value of $926,000 ($46.30 per share).

On September 10, 2018, the Company executed an employment agreement for the period from July 1, 2018 to June 30, 2019 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 50,000,000 shares of Common Stock of the Company and an annual salary of $151,200 payable monthly on the first day of each month from available funds.

Stock-based compensation – salaries expense related to these employment agreements for the years ended December 31, 2018 and 2017 is $1,410,174 and $463,750, respectively. Stock-based compensation – salaries expense is recognized ratably over the requisite service period. At December 31, 2018, 18,532,423 shares of common stock under the September 10, 2018 employment agreement has not vested.